INCOME TAXES - Effective Tax Rate (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Loss before income taxes	$ (47,825)	$ (14,988)	$ (21,531)	$ (15,310)
U.S. federal tax benefit at statutory rate			21.00%	21.00%
State income taxes, net of federal benefit			7.84%	7.40%
Non-deductible expenses and other			(0.16%)	(1.04%)
Share-based compensation			(0.95%)	(1.01%)
Research and development credits			0.79%	1.07%
Change in valuation allowance, net			(28.52%)	(27.42%)